Fees and Expenses - REYNOLDS BLUE CHIP GROWTH FUND	Jan. 31, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses does not correlate to the “Ratio of expenses to average net assets, after expense reimbursement” or “Ratio of expenses to average net assets, before expense reimbursement” in the “Financial Highlights,” which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES(fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 411% of the average value of its portfolio.
Portfolio Turnover, Rate	411.00%